UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4216

Dreyfus California Tax Exempt Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	9/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus California Tax Exempt Money Market Fund

SEMIANNUAL REPORT September 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
24	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus California Tax Exempt Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California Tax Exempt Money Market Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, in early August the Federal Reserve Board (the "Fed") decided to hold short-term interest rates unchanged at 5.25% . In the announcement of its decision, the Fed indicated that its previous rate hikes and higher energy prices have contributed to a mild slowdown in U.S. economic growth. Recent reports of cooling housing markets in many regions of the United States appeared to confirm this view.

However, the Fed's recent pause does not necessarily mean that it has finished raising short-term interest rates. Some inflation risks remain, and we expect the Fed to remain vigilant in its attempts to forestall any further acceleration of inflation. In our view, the Fed has achieved a neutral monetary policy — which seeks a balance between economic growth and inflation — and appears committed to evaluate a broad range of economic factors before changing its monetary policy. On the horizon, money market investors will remain cautious in evaluating such investment factors as employment data, future Fed comments and mid-term congressional elections.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation October 16, 2006

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus California Tax Exempt Money Market Fund perform during the period?

For the six-month period ended September 30, 2006, the fund produced an annualized yield of 2.87% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 2.91% .1

Yields of tax-exempt money market securities generally rose along with short-term interest rates, as the Federal Reserve Board (the "Fed") raised the overnight federal funds rate twice early in the reporting period before holdings rates steady.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal and California state personal income taxes.

In managing the fund, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund's weighted average maturity in anticipation of what we believe to be supply-and-demand changes in California's short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the fund's weighted average maturity, which should position the fund to purchase new securities with then-current higher yields, if higher yields materialize as a result of an increase in short-term supply. Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturities in the one-year range, which would tend to lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund's weighted average maturity to maintain then-current yields for as long as we deem practical. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

As it had since June 2004, the Fed continued to raise short-term interest rates at the start of the reporting period, driving the overnight federal funds rate to 5.25% by the end of June 2006. The Fed's moves were a response to robust economic growth, which proved to be especially strong during the first quarter of 2006, as labor markets strengthened and prices of oil and other commodities surged higher.As a result, during the spring, investors grew more concerned about inflation.These worries were exacerbated by hawkish comments from some Fed members, leading investors to conclude that the Fed might raise interest rates more than they previously expected.

Concerns regarding accelerating inflation in an overheated economy appeared to wane during the summer, however, when U.S. housing markets softened and employment gains moderated. As a result, investors looked forward to a possible end to the Fed's tightening campaign. The Fed obliged at its August and September meetings by holding the federal funds rate steady, its first pauses in more than two years. Oil and gas prices also fell significantly in the late summer, helping to ease investors’ inflation fears.

The growing U.S. economy benefited California's fiscal condition as tax receipts came in higher than originally projected,reducing the state's borrowing needs. As a result, the supply of newly issued California money market instruments fell compared to the same period one year earlier, while investor demand remained robust.The state's improving fiscal condition led the three major bond rating agencies to raise their credit ratings for California's general obligation debt during the reporting period.

Although yields of California's tax-exempt money market instruments rose along with interest rates and in response to supply-and-demand factors, yields of shorter-dated municipal money market securities climbed more sharply than longer-dated securities.This left little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore focused mainly on instruments maturing in six months or less, which put downward pressure on yields at the short end of the maturity range.

Although California issued new municipal notes as expected in June and July, relatively low yields limited the fund's purchase of these one-year securities. Instead, we found opportunities for similar yields from commercial paper with maturities ranging between one and three months.

What is the fund's current strategy?

Recent Fed comments and evidence of slower economic growth suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future. However, because yield differences remain unusually narrow, it currently makes little sense to us to extend or reduce the fund's weighted average maturity away from its current market-neutral position. Of course, we are prepared to adjust our strategies as market conditions continue to evolve.

October 16, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND's EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California Tax Exempt Money Market Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 3.18
Ending value (after expenses)	$1,014.50

COMPARING YOUR FUND's EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 3.19
Ending value (after expenses)	$1,021.91

† Expenses are equal to the fund's annualized expense ratio of .63%, multiplied by the average account value over the period, multiplied bt 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—101.8%	Rate (%)	Date	Amount ($)	Value ($)

California—96.2%
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvements Financing
Projects) (LOC; KBC Bank)	3.63	10/7/06	840,000 [a]	840,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)	3.79	10/7/06	2,300,000 [a]	2,300,000
California
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)	3.77	10/7/06	2,455,000 [a,b]	2,455,000
California
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.74	10/4/06	3,000,000	3,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.47	12/6/06	9,000,000	9,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.50	12/12/06	2,600,000	2,600,000
California,
GO Notes	6.50	2/1/07	100,000	100,847
California,
GO Notes	6.75	3/1/07	140,000	141,609
California,
GO Notes (Insured; MBIA)	5.50	10/1/06	2,000,000	2,000,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova
Scotia and Landesbank
Hessen-Thuringen Girozentrale)	3.63	10/7/06	5,000,000 [a]	5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA and State
Street Bank and Trust Co.)	3.63	10/7/06	5,000,000 [a]	5,000,000
California,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)	3.78	10/7/06	3,895,000 [a,b]	3,895,000
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)	4.50	6/29/07	1,000,000	1,006,306
California Educational Facilities
Authority, Revenue (University
of Judaism) (LOC; Allied Irish Bank)	3.81	10/7/06	3,200,000 [a]	3,200,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	3.64	10/7/06	8,000,000 [a]	8,000,000
California Infrastructure and
Economic Development Bank, IDR
(Murrietta Circuits Project)
(LOC; Comerica Bank)	3.80	10/7/06	4,215,000 [a]	4,215,000
California Infrastructure and
Economic Development Bank,
Revenue (Los Angeles SPCA Project)
(LOC; The Bank of New York)	3.66	10/7/06	6,200,000 [a]	6,200,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	3.82	10/1/06	4,000,000 [a]	4,000,000
California Pollution Control
Financing Authority, SWDR
(AG Resources III LLC Project)
(LOC; Key Bank)	3.76	10/7/06	2,780,000 [a]	2,780,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries Inc.
Project) (LOC; U.S. Bank NA)	3.76	10/7/06	450,000 [a]	450,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	3.79	10/7/06	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, SWDR
(Greenwaste Recovery Project)
(LOC; Comerica Bank)	3.81	10/7/06	3,085,000 [a]	3,085,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste
Systems, Inc. Project)
(LOC; Comerica Bank)	3.81	10/7/06	2,200,000 [a]	2,200,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and
Waste Services, LLC
Project) (LOC; Union Bank
of California)	3.81	10/7/06	2,155,000 [a]	2,155,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Bank of America)	3.76	10/7/06	3,625,000 [a]	3,625,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.81	10/7/06	1,000,000 [a]	1,000,000
California School Cash Reserve
Program, COP, TRANS
(Insured; AMBAC)	4.50	7/6/07	1,000,000	1,007,358
California Statewide Communities
Development Authority, IDR
(Evapco, Inc. Project)
(LOC; Bank of America)	3.81	10/7/06	735,000 [a]	735,000
California Statewide Communities
Development Authority, IDR
(Pacific Bearings Company
Project) (LOC; Union
Bank of California)	3.86	10/1/06	325,000 [a]	325,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.84	10/7/06	2,345,000 [a,b]	2,345,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	2,000,000	2,012,757
Chaffey Community College
District, GO Notes (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.77	10/7/06	1,485,000 [a,b]	1,485,000
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	1,000,000	1,003,865
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.77	10/7/06	9,350,000 [a,b]	9,350,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.80	10/7/06	4,600,000 [a,b]	4,600,000
Golden West Schools Financing
Authority, GO, Revenue (Goleta
Union School District)
(Insured; MBIA and Liquidity
Facility; Merrill Lynch
Capital Services)	3.77	10/7/06	5,190,000 [a,b]	5,190,000
Kern County,
GO Notes, TRAN	4.50	6/29/07	1,000,000	1,007,027
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.63	10/7/06	1,700,000 [a]	1,700,000
Los Angeles Convention and
Exhibition Center Authority,
LR, Refunding (Insured; AMBAC
and Liquidity Facility; Dexia
Credit Locale)	3.68	10/7/06	2,700,000 [a]	2,700,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles County,
GO Notes, TRAN	4.50	6/29/07	1,000,000	1,007,169
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California State
Teachers Retirement System)	3.79	10/7/06	3,000,000 [a]	3,000,000
Maywood,
COP (Infrastructure Financing
Project) (LOC; Allied Irish Bank)	3.68	10/7/06	2,715,000 [a]	2,715,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	3.70	10/1/06	11,000,000 [a]	11,000,000
Milpitas Unified School District,
GO Notes, TRAN	4.50	7/10/07	2,000,000	2,011,985
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.70	10/1/06	10,000,000 [a]	10,000,000
Port of Oakland,
Port Revenue (Insured; MBIA)	6.00	11/1/06	630,000	631,409
Riverside Community College
District, GO Notes (Insured;
FSA and Liquidity Facility;
JPMorgan Chase Bank)	3.77	10/7/06	4,255,000 [a,b]	4,255,000
San Diego,
Water Utility Fund Net System
Revenue (Certificates of
Undivided Interest) (Insured;
FGIC and Liquidity Facility;
Citibank NA)	3.76	10/7/06	2,785,000 [a,b]	2,785,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	3.70	10/7/06	1,700,000 [a]	1,700,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Santa Clara County Housing
Authority, MFHR (Monte Vista
Terrace Apartments) (LOC;
Union Bank of California)	3.76	10/7/06	2,000,000 [a]	2,000,000
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC;
Bank of the West)	3.62	10/7/06	1,175,000 [a]	1,175,000
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.63	10/7/06	2,635,000 [a]	2,635,000
Tulare-Porterville Schools
Financing Authority, COP (2002
Refinancing Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.66	10/7/06	7,075,000 [a]	7,075,000
University of California Regents,
General Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Finance Inc.)	3.78	10/7/06	2,990,000 [a,b]	2,990,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett & Platt
Inc.) (LOC; Wachovia Bank)	3.80	10/7/06	1,600,000 [a]	1,600,000
Vallejo,
Water Revenue, COP
(LOC; KBC Bank)	3.68	10/7/06	2,440,000 [a]	2,440,000
Whittier,
Revenue, Refunding (Whittier
College) (Insured; Radian Bank
and Liquidity Facility; The
Bank of New York)	3.79	10/7/06	3,000,000 [a]	3,000,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—5.6%
Puerto Rico Commonwealth,
Public Improvement (Insured;
Assured Guaranty and Liquidity
Facility; Morgan Stanley Bank)	3.77	10/7/06	7,200,000 [a,b]	7,200,000
Puerto Rico Housing Finance
Corporation, Home Mortgage
Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.79	10/7/06	3,000,000 [a,b]	3,000,000

Total Investments (cost $185,430,332)			101.8%	185,430,332
Liabilities, Less Cash and Receivables			(1.8%)	(3,199,033)
Net Assets			100.0%	182,231,299

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $49,550,000 or 27.2% of net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%) †

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	91.7
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	7.4
Not Rated [d]		Not Rated [d]		Not Rated [d]	.9
					100.0

† Based on total investments.
[c] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d] Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	185,430,332	185,430,332
Interest receivable		1,039,567
Prepaid expenses		9,818
		186,479,717

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		78,993
Cash overdraft due to Custodian		4,056,855
Payable for shares of Beneficial Interest redeemed		72,607
Accrued expenses		39,963
		4,248,418

Net Assets ($)		182,231,299

Composition of Net Assets ($):
Paid-in capital		182,230,203
Accumulated net realized gain (loss) on investments		1,096

Net Assets ($)		182,231,299

Shares Outstanding
(unlimited number of $.01 par value shares of Beneficial Interest authorized)		182,296,522
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	3,020,652
Expenses:
Management fee—Note 2(a)	431,910
Shareholder servicing costs—Note 2(b)	51,232
Professional fees	29,322
Custodian fees	8,525
Registration fees	8,117
Trustees’ fees and expenses—Note 2(c)	7,458
Prospectus and shareholders’ reports	4,406
Miscellaneous	7,428
Total Expenses	548,398
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(8,362)
Net Expenses	540,036
Investment Income—Net	2,480,616

Realized Gain (Loss) on Investment—Note 1(b) ($)	1,098
Net Increase in Net Assets Resulting from Operations	2,481,714

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net	2,480,616	3,482,186
Net realized gain (loss) on investments	1,098	(2)
Net unrealized appreciation
(depreciation) on investments	—	(6)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,481,714	3,482,178

Dividends to Shareholders from ($):
Investment income—net	(2,480,616)	(3,482,186)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	380,787,506	547,931,733
Dividends reinvested	1,623,714	2,322,343
Cost of shares redeemed	(357,392,612)	(566,664,332)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	25,018,608	(16,410,256)
Total Increase (Decrease) in Net Assets	25,019,706	(16,410,264)

Net Assets ($):
Beginning of Period	157,211,593	173,621,857
End of Period	182,231,299	157,211,593

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized. See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the tax

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The fund has an unused capital loss carryover of $2 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, the carryover expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006, was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2006, the fund was charged $32,087 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2006, the fund was charged $6,813 pursuant to the transfer agency agreement.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $75,719, shareholder services plan fees $1,000 and chief compliance officer fees $2,274.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

At a meeting of the Board of Trustees of the fund held on November 6, 2006, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Agreement") between the fund and General California Municipal Money Market Fund (the "Acquiring Fund").The Agreement provides for the transfer of the fund's assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund's stated liabilities, the distribution of shares of the Acquiring Fund to the fund's shareholders and the subsequent termination of the fund (the "Reorganization"). It is currently contemplated that holders of fund shares as of December 15, 2006 will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about March 1,2007.The Reorganization is expected to take place on or about March 9, 2007. In anticipation of the Reorganization, effective on or about November 17, 2006, the fund will be closed to any investments for new accounts.

The Fund 23

PROXY RESULTS (Unaudited)

Dreyfus California Tax Exempt Money Market Fund held a special meeting of shareholders on September 20, 2006. Shareholders voted on the election of four additional Trustees and the voting results were as follows:

		Shares

	Votes For		Authority Withheld

Gordon J. Davis	77,306,567.895		1,525,966.940
Joni Evans	76,381,643.515		2,450,891.320
Arnold S. Hiatt	77,205,386.585		1,627,148.250
Burton N. Wallack	76,353,329.055		2,479,205.780

Each nominee was elected by shareholders to serve as a Trustee commencing no later than January 1, 2007.

24

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0357SA0906

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus California Tax Exempt Money Market Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 28, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)